Document And Entity Information	Nov. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	CKX LANDS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 08, 2026
Entity, Incorporation, State or Country Code	LA
Entity, File Number	1-31905
Entity, Tax Identification Number	72-0144530
Entity, Address, Address Line One	2417 Shell Beach Drive
Entity, Address, City or Town	Lake Charles
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70601
City Area Code	337
Local Phone Number	493-2399
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CKX
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000352955